BALANCE SHEETS (USD $)	Jul. 31, 2012	Oct. 31, 2011	Oct. 31, 2010	Oct. 31, 2007
ASSETS
Cash	$ 5,288	$ 1,096,538	$ 108,381
Other Current Asset Receivable	0	477,788	0
Grant Receivable		0	244,479
Prepaid expenses	39,926	37,474	38,511
Other Current Assets	33,182	2,221	0
Total Current Assets	78,396	1,614,021	391,371
Deferred expenses - clinical	1,014,178	1,380,103	233,322
Property, Plant & Equipment (net of accumulated depreciation)	82,660	0	28,406
Intangible Assets (net of accumulated amortization)	2,405,934	2,256,852	2,125,991
Deferred Financing Cost	68,188	65,848	0
Interest Receivable & Other Assets	473,848	323,738	96,096
TOTAL ASSETS	4,123,204	5,640,562	2,875,186
LIABILITIES AND SHAREHOLDERS? DEFICIENCY
Accounts payable and Accrued Expenses	6,053,853
Accounts payable	7,472,494	2,420,260	2,586,008
Accrued expenses		2,976,334	647,125
Deferred Investment Funds	50,000
Notes Payable - convertible promissory notes and fair value of embedded derivative	1,085,571	5,091,298	751,456
Notes payable - Officer (including interest payable)	395,566	408,069	687,034
Notes Payable - other	250,000
Interest Payable - other	140,492
Total Current Liabilities	7,837,250	10,895,961	4,671,623
Deferred Rent	19,212	62,441	0
Long-term Convertible Notes	0	570,802	0
Common Stock Warrant	1,265,985	6,391,071	13,006,194
Total Liabilities	9,122,447	17,920,275	17,677,817
Shareholder's Deficiency:
Preferred stock, $0.001 par value; 5,000,000 shares authorized; Series B Preferred Stock; issued and outstanding 740 at July 31, 2012 and at October 31, 2011.
Common Stock - $0.001 par value; authorized 500,000,000 shares, issued and outstanding 375,135,008 at July 31, 2012 and 250,173,570 at October 31, 2011.	375,135	250,173	198,101	9,380,902
Additional Paid-In Capital	50,235,200	33,000,064	23,074,978
Promissory Note Receivable	(9,998,210)	(9,998,210)	(10,659,710)
Deficit accumulated during the development stage	(45,611,368)	(35,531,740)	(27,416,000)
Total Shareholder's Deficiency	(4,999,243)	(12,279,713)	(14,802,631)	4,267,979
TOTAL LIABILITIES AND SHAREHOLDERS? DEFICIENCY	$ 4,123,204	$ 5,640,562	$ 2,875,186